[Logo – American Funds ®]

American Funds Short-Term Tax-Exempt Bond Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

August 12, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Short-Term Tax-Exempt Bond Fund
File Nos. 033-26431 and 811-05750

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on August 7, 2009 of the Registrant’s Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

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